PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment, net at December 31, 2023 and 2022, respectively, consists of:

	December 31, 2023	December 31, 2022
Computers and software	$3,823	$3,563
Furniture and fixtures	1,291	533
Machinery and equipment	13,985	1,530
Vehicles	173	177
Leasehold improvements	1,308	758
Construction in progress	217	11,943
	$20,797	$18,504
Less - accumulated depreciation and amortization	(3,698)	(1,565)
Total	$17,099	$16,939

Construction in progress as of December 31, 2023 consists of capitalized costs related to production tooling at the UK Launch Factory located in Coventry, UK. For the year ended December 31, 2022, the amount of construction in progress is related to machinery and equipment placed in service during 2023 at the UK Launch Factory located in Coventry, UK and used for process validation activities and product assembly operations.

Depreciation expenses of property and equipment were $2,255, $1,683, and $484 for the years ended December 31, 2023, 2022, and 2021, respectively.